LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of lease liability balance sheet location
Lease liabilities are presented in the consolidated balance sheet under the caption borrowings and lease liabilities current and non-current as follows:

	December 31, 2020	December 31, 2019
	$	$
Lease liabilities (current)	7,088	6,084
Lease liabilities (non-current)	35,034	38,672
	42,122	44,756

Summary of additional information about leasing activities for lessee
As of December 31, 2020, the Company's leases fall into the following categories, by class of right-of-use asset:

Count of leases	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total right-of-use assets
Right-of-use assets leased	35	95	54	184
Leases with extension options	21	42	2	65
Extension options reasonably certain to exercise	11	—	—	11
Leases with options to purchase	1	7	8	16
Purchase options reasonably certain to exercise	1	5	—	6
Leases with variable payments linked to an index	—	30	—	30
Leases with termination options, none of which are reasonably certain to exercise	6	—	1	7

Lease terms on the Company's leasing activities by class of right-of-use asset recognized on the balance sheet are as follows:

	Buildings	Manufacturing equipment	Furniture, office equipment and other
Range of remaining term	2-168 months	3-96 months	1-52 months
Average remaining lease term	54 months	26 months	18 months

Schedule of lease liability rent expense
Rent expense relating to payments not included in the measurement of lease liabilities was approximately $1.8 million and $3.4 million for the years ended December 31, 2020 and 2019, respectively, and is composed of the following:

	December 31, 2020	December 31, 2019
	$	$
Short-term leases	826	2,298
Leases of low value assets	81	70
Variable lease payments	850	1,025
	1,757	3,393